Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 7,231,123
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.5646
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	$ (1,056,765)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	(0.5646)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	$ 6,174,358
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.5646